Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 3,252	$ 3,420	$ 11,780
Short-term investments		1,000	10,000
Amounts receivable	4,091	4,635	3,050
Taxes recoverable	5,343	6,369	3,529
Prepaid expenses and other assets	1,030	2,065	965
Inventory	9,231	9,102	5,804
Total current assets	22,947	26,591	35,128
Exploration and evaluation assets	46,781	43,338	30,792
Plant, equipment and mining properties	38,743	32,158	28,076
Long-term investments	10	34	27
Reclamation bonds	107	714	108
Total assets	108,588	102,835	94,131
Current liabilities
Accounts payable and accrued liabilities	5,885	3,512	3,726
Amounts due to related parties	157	187	199
Taxes payable	167	525	817
Current portion of term facility	1,017	4,000	4,667
Current portion of equipment loans	517	848	977
Current portion of finance lease obligations	950	1,116	1,435
Deferred revenue	573
Current portion of reclamation provision	296
Other liabilities	279
Total current liabilities	9,841	10,188	11,821
Term facility	5,884	4,667	4,667
Equipment loans	411	398	1,191
Finance lease obligations	869	1,233	1,377
Warrant liability	2,009	1,161	1,630
Reclamation provision	10,799	11,638	6,963
Deferred income tax liabilities	3,903	4,548	4,688
Total liabilities	33,420	33,833	32,337
EQUITY
Share capital	88,045	81,468	80,785
Equity reserves	9,849	10,581	9,100
Treasury shares (14,180 shares, at cost)	(97)	(97)	(97)
Accumulated other comprehensive loss	(6,124)	(4,073)	(6,456)
Accumulated deficit	(16,505)	(18,877)	(21,538)
Total equity	75,168	69,002	61,794
Total liabilities and equity	$ 108,588	$ 102,835	$ 94,131